Cash and cash equivalents and restricted cash (Details)		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Cash equivalents [Abstract]
Cash		$ 1,664,179		$ 993,681
Bank deposits	[1],[2],[3]	968,750,678		145,376,053
Total cash and cash equivalents and restricted cash		$ 970,414,857		146,369,734
Period to replace reserve funds		15 days
Fideicomiso Murano 2000 [Member]
Cash equivalents [Abstract]
Restricted reserve fund				12,842,404
Inmobiliaria Insurgentes [Member]
Cash equivalents [Abstract]
Restricted reserve fund		$ 44,069,120		$ 52,272,015
Issuer trust 4323 [Member]
Cash equivalents [Abstract]
Debt service reserve fund		$ 338,419,950	$ 16,500,000

[1]	Issuer trust 4323 - In accordance with the terms of the Senior Secured Notes issued by the Group on September 12, 2024, as of December 31, 2024, the debt service reserve fund amounted $338,419,950 (U.S.$16,500,000). This is a revolving reserve classified as cash and cash equivalents.
[2]	Fideicomiso Murano 2000 - In accordance with the long-term syndicated loan among Bancomext, Sabadell, Caixabank, NAFIN, Avantta, Fideicomiso Murano 2000 (a subsidiary of Murano World) must maintain an interest reserve fund equivalent to a minimum of one quarterly interest payment. While the amount can be withdrawn to pay such interest without any penalty, Fideicomiso Murano 2000 is obligated to replace such interest reserve fund to a set minimum amount. As of December 31, 2024 this loan was fully repaid. As of December 31, 2023, the corresponding amount in the reserve fund was $12,842,404.
[3]	Inmobiliaria Insurgentes 421 - In accordance with the long-term loan from Bancomext, the borrower must maintain a debt service reserve fund equivalent to the next amortization of principal payment plus interest, according to the amortization schedule, and an additional fund for an amount equivalent to the principal debt service reserve fund. While the amount can be withdrawn without penalty to cover payments, the borrower is obligated to replace such reserve funds within 15 days. As of December 31, 2024 and December 31, 2023, the principal reserve fund amounted to $44,069,120, and $52,272,015, respectively. As of December 31, 2024 and 2023, the debt service reserve funds have not been fully funded; for further information see note 10.